6. DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Fair market price of common stock	$ 6.50
Expected option term	4.38 – 4.87 years
Risk-free interest rate	1.41%
Expected volatility	96%-102%
Date of issuance February 14, 2013
Fair market price of common stock	$ 3.75
Expected option term	5 years
Risk-free interest rate	0.86%
Expected volatility	101.00%
Date of issuance August 14, 2013
Fair market price of common stock	$ 4.50
Expected option term	5 years
Risk-free interest rate	1.48%
Expected volatility	106.00%
Date of issuance August 15, 2013
Fair market price of common stock	$ 4.50
Expected option term	5 years
Risk-free interest rate	1.48%
Expected volatility	106.00%